Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Pro Form information
Mobivity Holdings Corp.
Unaudited Pro Forma Condensed Consolidated Statement of Operations
For the quarter ended March 31, 2014

	Mobivity	SR	Pro forma adjustments	Pro forma combined
Revenues
Revenues	$903,215	$214,139	$-	$1,117,354
Cost of revenues	260,893	54,410	-	315,303
Gross margin	642,322	159,729	-	802,051

Operating expenses
General and administrative	1,129,953	231,084	4,230 (a)	1,365,267
Sales and marketing	941,085	60,077	-	1,001,162
Engineering, research, and development	297,933	139,649	-	437,582
Depreciation and amortization	68,083	403	-	68,486
Total operating expenses	2,437,054	431,213	4,230	2,872,497

Loss from operations	(1,794,732)	(271,484)	(4,230)	(2,070,446)

Other income/(expense)
Interest income	1,731	-	-	1,731
Interest expense	(826)	-	-	(826)
Change in fair value of derivative liabilities	30,079	-	-	30,079
Gain on adjustment in contingent consideration	-	-	-	-
Total other income/(expense)	30,984	-	-	30,984

Loss before income taxes	(1,763,748)	(271,484)	(4,230)	(2,039,462)

Income tax expense	-	-	-	-

Net loss	$(1,763,748)	$(271,484)	$(4,230)	$(2,039,462)

Net loss per share - basic and diluted	$(0.10)			$(0.12)

Weighted average number of shares
during the period - basic and diluted	17,490,954			17,384,367

Mobivity Holdings Corp.
Unaudited Pro Forma Condensed Consolidated Statement of Operations
For the year ended December 31, 2013

	Mobivity	SR	Pro forma adjustments		Pro forma combined
Revenues
Revenues	$4,093,667	$834,250	$-		$4,927,917
Cost of revenues	1,122,037	243,209	-		1,365,246
Gross margin	2,971,630	591,041	-		3,562,671

Operating expenses
General and administrative	3,416,850	211,271	446,094	(a)	4,074,215
Sales and marketing	3,469,383	339,615	-		3,808,998
Engineering, research, and development	824,653	644,330	-		1,468,983
Depreciation and amortization	270,579	3,970	-		274,549
Goodwill impairment	1,066,068	-	-		1,066,068
Intangible asset impairment	644,170	-	-		644,170
Total operating expenses	9,691,703	1,199,186	446,094		11,336,983
Loss from operations	(6,720,073)	(608,145)	(446,094)		(7,774,312)

Other income/(expense)
Interest income	747	-	-		747
Interest expense	(6,348,186)	(117,944)	-		(6,466,130)
Change in fair value of derivative liabilities	(3,766,231)	-	-		(3,766,231)
Gain on Debt Extinguishment	103,177	-	-		103,177
Gain on adjustment in contingent consideration	(28,465)	-	-		(28,465)
Total other income/(expense)	(10,038,958)	(117,944)	-		(10,156,902)

Loss before income taxes	(16,759,031)	(726,089)	(446,094)		(17,931,214)

Income tax expense	-	-	-		-

Net loss	$(16,759,031)	$(726,089)	$(446,094)		$(17,931,214)

Net loss per share - basic and diluted	$(1.58)				$(1.61)

Weighted average number of shares
during the period - basic and diluted	10,612,007				11,116,891

Smart Receipt Acquisition [Member]
Purchase price allocations

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Accounts receivable, net	$161,664
Other assets	6,620
Customer relationships	2,010,000
Developed technology	260,000
Trade name	176,000
Goodwill	2,890,801
Total assets acquired	5,505,085
Liabilities assumed	(191,561)
Net assets acquired	$5,313,524

The purchase price consists of the following:

Cash	$2,368,019
Earn Out	2,273,000
Common stock	672,505
Total purchase price	$5,313,524

Sequence [Member]
Purchase price allocations

The allocation of the purchase price to the assets acquired based upon fair value determinations was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

The purchase price consisted of the following:

Cash	$300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	$707,750

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

Front Door [Member]
Purchase price allocations

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,535,658
Total assets acquired	2,623,625
Liabilities assumed	(46,219)
Net assets acquired	$2,577,406

The purchase price consists of the following:

Cash	$100,000
Promissory note, net	1,365,096
Common stock	1,112,310
Total purchase price	$2,577,406

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,535,658
Total assets acquired	2,623,625
Liabilities assumed	(46,219)
Net assets acquired	$2,577,406

Pro Form information
	(Unaudited)
	Year ended December 31,
	2013	2012
Total revenues	$4,255,947	$4,427,542
Net loss	$(17,120,236)	$(9,533,541)
Basic and diluted loss per share	$(1.55)	$(0.32)